Commitments and Contingencies - OCR information (Details)	12 Months Ended
Dec. 31, 2014
Legal Matters [Abstract]
Legal Matters of OCR under arbitration proceedings	Ocean Rig Norway Operations Inc. ("OCR"), a subsidiary of the Company, was notified by a letter dated November 13, 2013 that arbitration proceedings were commenced against it by Westcon Yard AS of Norway ("Westcon"), in connection to an alleged outstanding unpaid amount of Norwegian Krone Seventy Seven Million Three Hundred Eighty Three Thousand Eight Hundred and Three and Fifty Eight Шre (NOK 77,383,803.58), $10.4 million (based on based on the NOK/U.S. Dollar exchange rate as of December 31, 2014) plus interest and costs related to upgrades performed in the drilling unit the Leiv Eiriksson in late 2012 and early 2013. The counterparties reached an agreement during the year ended December 31, 2014.